UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-02653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	8/31
Date of reporting period:	2/29/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Municipal Bond Fund

SEMIANNUAL REPORT February 29, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Fund, covering the six-month period from September 1, 2015, through February 29, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January and early February: stocks and riskier sectors of the bond market fell sharply before later recovering a portion of their losses. In contrast, longer term U.S. government securities gained valued during the ensuing flight to quality.

While market volatility may persist over the foreseeable future until global economic sentiment improves, we recently have seen signs of stabilizing commodity prices and continued strength in the U.S. economy. Still, we expect wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets over the months ahead, suggesting that selectivity may be an important determinant of investment success. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
March 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2015, through February 29, 2016, as provided by Daniel Marques and Daniel Rabasco, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 29, 2016, Dreyfus Municipal Bond Fund achieved a total return of 3.69%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index, produced a total return of 3.62%.2

Municipal bonds gained value over the reporting period amid robust demand for competitive levels of after-tax income from higher-quality investments. The fund performed roughly in line with its benchmark, as overweighted exposure to higher-yielding revenue-backed bonds supported returns.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund generally will invest at least 75% of its assets in municipal bonds rated A or better or the unrated equivalent as determined by Dreyfus. The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment grade quality (“high yield” or “junk” bonds). The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We focus on identifying undervalued sectors and securities, and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market.

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Flight to Safety Supported Municipal Bonds

Municipal bonds were influenced during the reporting period by bouts of economic uncertainty. Global economic instability and declining commodity prices made investors increasingly cautious despite a sustained U.S. economic recovery fueled by robust job growth. Consequently, investors turned away from riskier assets and toward high-quality securities. Demand was especially robust for investment-grade bonds with competitive income profiles, and the after-tax yields of municipal bonds generally compared favorably with those of taxable U.S. Treasury securities.

Municipal bonds with intermediate- and long-term maturities benefited from falling long-term interest rates, and short-term securities produced positive returns even as the Federal

DISCUSSION OF FUND PERFORMANCE (continued)

Reserve Board (the “Fed”) raised short-term interest rates in December 2015. Supply-and-demand influences in the municipal bond market also proved favorable.

Over the final months of 2015, new issuance volumes tapered as the pace of refundings slowed from earlier in the year when issuers rushed to refinance existing debt before the Fed’s rate hike. The moderation of newly issued tax-exempt securities was coupled with steady investor demand throughout the reporting period.

Municipal bonds were further supported by generally improving credit conditions as tax revenues recovered beyond pre-recession levels for most states. Pockets of fiscal instability in Puerto Rico, Illinois, and New Jersey had little impact on the national market during the reporting period.

Security Selections Bolstered Fund Results

The fund’s performance compared to its benchmark was supported by underweighted exposure to general obligation and escrowed bonds and overweighted positions in higher-yielding revenue bonds. Results were especially strong among bonds backed by pre-paid gas contracts, hospitals, and the states’ settlement of litigation with U.S. tobacco companies. The fund also benefited from lack of direct exposure to municipal bonds from Puerto Rico, Illinois, and New Jersey.

The fund’s interest-rate strategies also proved advantageous, as an emphasis on maturities in the 10- to 20-year range enabled the fund to participate more fully in the benefits of falling long-term interest rates.

On the other hand, higher-quality municipal bonds generally lagged market averages over the reporting period, while some securities backed by industrial development projects were hurt by the adverse impact of low commodity prices on the energy sector. The performance of the fund’s holdings of California municipal bonds were constrained by state-specific supply-and-demand factors.

A More Opportunistic Investment Posture

We remain optimistic regarding the prospects for the municipal bond market as the U.S. economy continues to grow, but we are aware of the potential risks posed by political uncertainty and the prospect of rising interest rates. We also are monitoring the market for signs of waning austerity behavior, which may fuel higher issuance volumes as budget pressures recede.

As of the reporting period’s end, we have retained the fund’s underweighted exposure to shorter-term securities that may be more vulnerable to future rate hikes from the Fed. We also have tried to avoid issuers that, in our analysis, may be impaired by heavy pension liabilities. Instead, we have intensified our focus on attractively valued opportunities among issuers with separate and distinct revenue streams that can support their ongoing debt service obligations. In our view, these are prudent strategies in an uncertain market environment.

March 15, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bond funds involve increased credit and liquidity risk compared with higher-

quality bond funds. Below-investment-grade bonds are considered speculative as to the continuing ability of an issuer to make interest payments and repay principal.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

Auction rate securities include preferred shares of closed-end funds, long-term debt issued by municipalities, and many other taxable and tax-exempt issuers. The dividend rates on these securities generally reset through bank-managed auctions periodically, including periods ranging from 7 days to 35 days.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from September 1, 2015 to February 29, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2016

Expenses paid per $1,000†	$ 3.70
Ending value (after expenses)	$1,036.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2016

Expenses paid per $1,000†	$ 3.67
Ending value (after expenses)	$1,021.23

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 29, 2016 (Unaudited)

Long-Term Municipal Investments - 99.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Alabama - 2.1%
Jefferson County, Limited Obligation School Warrants	5.25	1/1/20	15,000,000	15,146,400
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	20,000,000	[a] 15,078,200
				30,224,600
Alaska - .4%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	6,850,000	5,863,943
Arizona - 1.9%
Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (Mohave Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	10,132,380
Pima County Industrial Development Authority, Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	4,650,000	4,420,104
Pima County Industrial Development Authority, IDR (Tucson Electric Power Company Project)	5.25	10/1/40	4,185,000	4,645,434
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	7,000,000	8,293,110
				27,491,028
California - 14.0%
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue	5.00	4/1/28	5,000,000	6,039,800
California, GO (Various Purpose)	5.63	4/1/25	3,500,000	4,006,100
California, GO (Various Purpose)	5.75	4/1/31	13,325,000	15,153,590
California, GO (Various Purpose)	6.50	4/1/33	15,000,000	17,513,100
California, GO (Various Purpose)	6.00	11/1/35	14,000,000	16,495,360
California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding Bonds (Kern County Tobacco Funding Corporation)	5.00	6/1/34	5,295,000	5,853,358
California Department of Veterans Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	8,147,760
California Educational Facilities Authority, Revenue (University of Southern California)	5.25	10/1/38	4,000,000	4,444,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 14.0% (continued)
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/28	5,000,000		6,100,800
California State Public Works Board, LR (Various Capital Projects)	5.00	12/1/25	5,000,000		6,269,850
California State Public Works Board, LR (Various Capital Projects)	5.00	11/1/38	2,500,000		2,886,600
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	5.00	4/1/42	5,525,000		6,288,831
California Statewide Communities Development Authority, Revenue (Sutter Health)	5.50	8/15/26	5,000,000		5,941,750
Coast Community College District, GO (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.00	8/1/18	15,000,000	[b]	16,566,750
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	4,655,000		4,672,224
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.00	5/15/28	2,850,000		3,349,805
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.00	5/15/33	5,000,000		5,759,400
Los Angeles Department of Water and Power, Power System Revenue	5.00	7/1/35	5,750,000		6,783,102
Los Angeles Unified School District, GO	5.00	7/1/21	11,000,000		13,307,250
Modesto Irrigation District, Electric System Revenue	5.00	7/1/21	3,515,000		4,230,935
Sacramento County, Airport System Senior Revenue	5.75	7/1/39	10,260,000		11,329,605
San Diego County Regional Airport Authority, Senior Airport Revenue	5.00	7/1/43	6,000,000		6,647,400
San Francisco City and County Airport Commission, Second Series Revenue (San Francisco International Airport) (Issue 34E) (Insured; Assured Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000		7,767,620
San Francisco City and County Public Utilities Commission, San Francisco Water Revenue	5.50	11/1/30	10,000,000		12,003,200
University of California Regents, Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,731,550
				203,290,260
Colorado - 2.4%
City and County of Denver, Airport System Subordinate Revenue	5.50	11/15/27	6,000,000		7,166,820

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Colorado - 2.4% (continued)
City and County of Denver, Airport System Subordinate Revenue	5.25	11/15/43	6,000,000		6,695,340
Colorado Health Facilities Authority, Revenue (Sisters of Charity of Leavenworth Health System)	5.25	1/1/25	4,000,000		4,581,640
Colorado Springs, Utilities System Revenue	5.00	11/15/23	2,955,000		3,565,296
E-470 Public Highway Authority, Senior Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	9/1/20	6,740,000	[c]	6,223,177
University of Colorado Regents, University Enterprise Revenue	5.25	6/1/36	5,000,000		5,857,800
				34,090,073
Connecticut - 1.1%
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/29	2,500,000		2,985,775
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	9/1/33	6,000,000		7,082,460
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/34	5,025,000		5,951,510
				16,019,745
Delaware - .5%
Delaware Transportation Authority, Transportation System Senior Revenue (Prerefunded)	5.00	7/1/19	6,245,000	[b]	7,124,046
Florida - 8.9%
Broward County, Port Facilities Revenue	5.00	9/1/22	6,000,000		6,980,400
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/20	7,000,000		8,108,590
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/25	30,000,000		36,839,100
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/22	8,000,000		9,594,880
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/24	5,630,000		6,891,514
Florida Housing Finance Corporation, Homeowner Mortgage Revenue (Collateralized: FHLMC, FNMA and GNMA)	5.10	7/1/31	1,560,000		1,562,090
Florida Municipal Power Agency, Revenue (Saint Lucie Project)	5.00	10/1/20	5,185,000		6,057,013
Jacksonville Electric Authority, Electric System Subordinated Revenue	5.00	10/1/27	2,250,000		2,719,080
Jacksonville Electric Authority, Water and Sewer System Revenue	5.00	10/1/29	2,500,000		2,987,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 8.9% (continued)
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/21	4,000,000		4,789,880
Miami Beach Redevelopment Agency, Tax Increment Revenue (City Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,719,210
Miami-Dade County, Aviation Revenue (Miami International Airport)	5.38	10/1/35	5,000,000		5,742,800
Miami-Dade County, Seaport Revenue	5.50	10/1/42	3,500,000		4,076,905
Miami-Dade County, Water and Sewer System Revenue	5.00	10/1/34	5,000,000		5,703,350
Orlando-Orange County Expressway Authority, Revenue	5.00	7/1/35	7,000,000		7,873,110
Pinellas County Health Facilities Authority, Health System Revenue (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.)	0.59	11/15/23	5,275,000	[d]	5,037,625
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project)	5.88	8/1/40	5,000,000		5,572,400
Tampa Bay Water Regional Water Supply Authority, Utility System Improvement Revenue (Insured; National Public Finance Guarantee Corp.)	6.00	10/1/29	5,000,000		6,918,100
				129,173,472
Georgia - 2.5%
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/34	3,500,000		3,939,040
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	10,000,000	[b]	11,882,600
Municipal Electric Authority of Georgia, GO (Project One Subordinated Bonds)	5.75	1/1/20	5,000,000		5,592,150
Municipal Electric Authority of Georgia, GO (Project One Subordinated Bonds)	5.00	1/1/21	9,705,000		11,458,596
Thomasville Hospital Authority, RAC (John D. Archbold Memorial Hospital, Inc. Project)	5.13	11/1/30	3,500,000		3,940,475
				36,812,861
Idaho - .5%
Power County Industrial Development Corporation, SWDR (FMC Corporation Project)	6.45	8/1/32	7,625,000		7,641,699
Illinois - 7.3%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/29	6,185,000		7,123,388

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 7.3% (continued)
Chicago, GO	5.00	1/1/34	240,000		231,742
Chicago, Second Lien Water Revenue	5.00	11/1/27	2,695,000		3,021,014
Chicago Park District, Limited Tax GO	5.00	1/1/27	3,000,000		3,356,190
Greater Chicago Metropolitan Water Reclamation District, GO Unlimted Tax Capital Improvement Bonds	5.00	12/1/44	5,000,000		5,711,000
Illinois, Sales Tax Revenue	5.00	6/15/24	5,000,000		6,022,800
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/29	9,500,000		11,087,260
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/30	10,305,000		11,952,563
Illinois Finance Authority, Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000		3,976,805
Illinois Finance Authority, Revenue (OSF Healthcare System)	5.00	11/15/45	2,500,000		2,798,700
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	3,250,000		3,879,558
Illinois Finance Authority, Revenue (Sherman Health Systems) (Prerefunded)	5.50	8/1/17	2,500,000	[b]	2,674,625
Illinois Municipal Electric Agency, Power Supply System Revenue	5.00	2/1/32	5,000,000		5,833,250
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	12/1/32	2,435,000		2,890,515
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	1/1/36	1,500,000		1,748,340
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/42	13,090,000		13,685,202
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	5.50	6/1/23	5,500,000		6,492,310
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	1,480,000		1,771,841
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/27	5,000,000		5,785,400
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	5,000,000		5,527,950
				105,570,453
Indiana - .2%
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	2,500,000		2,912,525

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Iowa - .5%
Iowa Finance Authority, Healthcare Revenue (Genesis Health System)	5.00	7/1/25	5,910,000	7,083,312
Kentucky - 2.2%
Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue, BAN (Downtown Crossing Project)	5.00	7/1/17	9,375,000	9,850,500
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	6,000,000	7,082,160
Mount Sterling, LR (Kentucky League of Cities Funding Trust Program)	6.10	3/1/18	7,955,000	8,668,643
University of Kentucky, General Receipts Bonds	5.25	10/1/19	5,565,000	6,436,145
				32,037,448
Louisiana - 4.4%
East Baton Rouge Sewerage Commission, Revenue	5.00	2/1/39	8,000,000	9,230,640
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,150,900
Louisiana Public Facilities Authority, Revenue (CHRISTUS Health Obligated Group)	6.00	7/1/29	6,500,000	7,437,495
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/40	7,825,000	8,653,980
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/45	5,000,000	5,505,800
New Orleans Aviation Board, Gulf Opportunity Zone Customer Facility Charge Revenue (Consolidated Rental Car Project)	6.25	1/1/30	5,000,000	5,583,450
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.50	5/15/28	13,425,000	14,363,810
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	9,000,000	10,088,190
				63,014,265
Maine - .4%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	5,000,000	5,995,550

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Maryland - 1.7%
Maryland, GO (State and Local Facilities Loan)	5.25	8/1/20	10,000,000	11,901,600
Maryland Economic Development Corporation, EDR (Transportation Facilities Project)	5.75	6/1/35	2,500,000	2,736,700
Maryland Health and Higher Educational Facilities Authority, Revenue (MedStar Health Issue)	5.00	8/15/38	4,000,000	4,572,120
Montgomery County, Consolidated Public Improvement GO	5.00	11/1/21	4,730,000	5,752,153
				24,962,573
Massachusetts - 3.0%
Massachusetts, GO (Insured; Assured Guaranty Municipal Corp.)	5.25	9/1/23	5,000,000	6,315,450
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	11,000,000	12,590,270
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue K)	5.25	7/1/29	4,675,000	5,167,932
Massachusetts Health and Educational Facilities Authority, Revenue (Northeastern University Issue)	5.00	10/1/30	3,000,000	3,445,200
Massachusetts Housing Finance Agency, Housing Revenue	5.30	6/1/49	5,940,000	6,030,704
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/30	3,725,000	4,477,078
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	5,000,000	5,857,350
				43,883,984
Michigan - 3.4%
Kent Hospital Finance Authority, Revenue (Spectrum Health System)	5.50	11/15/25	7,710,000	9,201,885
Michigan Building Authority, Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,935,775
Michigan Finance Authority, HR (Sparrow Obligated Group)	5.00	11/15/34	2,965,000	3,466,322
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/30	6,000,000	6,972,960
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	5,000,000	5,740,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 3.4% (continued)
Michigan Finance Authority, Unemployment Obligation Assessment Revenue	5.00	7/1/21	7,000,000		7,714,350
Michigan Hospital Finance Authority, HR (Henry Ford Health System)	5.63	11/15/29	5,000,000		5,741,650
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	2,280,000		2,266,480
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/45	5,000,000		5,580,000
				49,620,122
Minnesota - .1%
Western Minnesota Municipal Power Agency, Power Supply Revenue	5.00	1/1/30	1,565,000		1,856,591
Missouri - 1.5%
Kansas City, General Improvement Airport Revenue	5.00	9/1/22	8,380,000		9,885,467
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/29	3,770,000		4,497,346
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,725,000		4,419,191
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Iatan 2 Project)	5.00	1/1/33	2,200,000		2,535,104
				21,337,108
Nebraska - .2%
Nebraska Public Power District, General Revenue	5.00	1/1/34	2,975,000		3,486,760
Nevada - 1.5%
Clark County, Airport System Revenue	5.00	7/1/40	19,000,000		21,774,380
New Hampshire - .1%
New Hampshire Business Finance Authority, PCR (The United Illuminating Company Project) (Insured; AMBAC)	0.86	10/1/33	2,290,000	[d]	2,106,800
New Jersey - 3.3%
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	5,000,000	[e]	5,089,000
New Jersey Economic Development Authority, Cigarette Tax Revenue	5.00	6/15/28	2,250,000		2,409,345
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	3/1/28	3,250,000		3,502,428
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/29	3,130,000		3,464,816

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 3.3% (continued)
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/31	7,550,000		8,276,083
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue)	5.00	7/1/28	3,000,000		3,530,790
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue (Insured; Assured Guaranty Corp.)	6.13	6/1/30	7,330,000		7,895,729
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/24	5,000,000		6,017,950
New Jersey Turnpike Authority, Turnpike Revenue (Insured; National Public Finance Guarantee Corp.)	0.47	1/1/30	7,500,000	[d]	6,900,000
				47,086,141
New Mexico - .7%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue	1.04	8/1/19	10,000,000	[d]	9,929,100
New York - 13.5%
Long Island Power Authority, Electric System General Revenue (Prerefunded)	6.00	5/1/19	9,000,000	[b]	10,461,420
Metropolitan Transportation Authority, State Service Contract Revenue	5.75	1/1/18	10,000,000		10,936,500
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/29	7,375,000		8,947,571
New York City, GO	5.00	3/1/25	5,000,000		6,223,250
New York City, GO	5.00	8/1/25	5,380,000		6,664,529
New York City, GO	5.00	10/1/36	11,505,000		13,445,663
New York City Health and Hospitals Corporation, Health System Revenue	5.00	2/15/25	14,625,000		16,596,889
New York City Industrial Development Agency, Senior Airport Facilities Revenue (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/21	6,150,000		6,917,028
New York City Industrial Development Agency, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	8.00	8/1/28	7,450,000		7,740,326
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	7,500,000		8,729,850
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/35	15,055,000		17,366,093

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 13.5% (continued)
New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)	5.00	11/15/31	5,000,000		5,767,650
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	7,500,000	[e]	8,001,150
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	1,000,000		1,224,080
New York State Dormitory Authority, Revenue (New York University) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000		12,125,230
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	6.13	12/1/29	2,500,000		2,724,050
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	6.25	12/1/37	3,800,000		4,134,590
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	3/15/20	6,775,000		7,859,271
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/31	10,000,000		12,022,500
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	3/15/32	7,100,000		8,420,245
New York State Thruway Authority, General Revenue	5.00	1/1/27	5,000,000		6,062,950
Port Authority of New York and New Jersey, (Consolidated Bonds, 183rd Series)	5.00	12/15/26	4,125,000		5,128,035
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/23	6,430,000		7,932,048
				195,430,918
Ohio - 1.2%
Butler County, Hospital Facilities Revenue (UC Health)	5.50	11/1/40	5,000,000		5,851,000
Hamilton County, Sewer System Revenue (The Metropolitan Sewer District of the Greater Cincinnati)	5.00	12/1/29	2,250,000		2,733,503
Ohio Higher Educational Facility Commission, HR (Cleveland Clinic Health System Obligated Group)	5.00	1/1/38	5,000,000		5,707,100

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Ohio - 1.2% (continued)
Ohio Turnpike and Infrastructure Commission, Junior Lien Turnpike Revenue (Infrastructure Projects)	5.25	2/15/39	3,000,000	3,486,630
				17,778,233
Pennsylvania - 2.3%
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/22	5,000,000	5,916,600
Geisinger Authority, Health System Revenue (Geisinger Health System)	5.25	6/1/39	11,750,000	12,912,310
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/24	5,000,000	5,710,400
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/34	2,160,000	2,509,034
Philadelphia School District, GO	5.25	9/1/23	5,000,000	5,556,150
				32,604,494
Rhode Island - .4%
Rhode Island Health and Educational Building Corporation, Higher Education Facilities Revenue (Brown University Issue)	5.00	9/1/21	4,645,000	5,610,092
South Carolina - 3.1%
Columbia, Waterworks and Sewer System Revenue	5.00	2/1/36	8,000,000	9,158,960
Piedmont Municipal Power Agency, Electric Revenue	5.00	1/1/20	5,340,000	6,114,140
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.00	12/1/36	10,000,000	11,412,700
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.13	12/1/43	16,000,000	18,232,160
				44,917,960
South Dakota - .6%
South Dakota Health and Educational Facilities Authority, Revenue (Avera Health Issue)	5.00	7/1/44	5,000,000	5,628,600
South Dakota Health and Educational Facilities Authority, Revenue (Sanford)	5.00	11/1/35	3,000,000	3,455,460
				9,084,060
Tennessee - .5%
Chattanooga Health Educational and Housing Board, Revenue (Catholic Health Initiatives)	5.25	1/1/40	1,500,000	1,686,975
Johnson City Health and Educational Facilities Board, HR (Mountain States Health Alliance)	6.00	7/1/38	5,000,000	5,674,400
				7,361,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 6.0%
Corpus Christi, Utility System Junior Lien Improvement Revenue	5.00	7/15/40	5,000,000		5,671,950
Dallas and Fort Worth, Joint Revenue (Dallas-Fort Worth International Airport)	5.00	11/1/22	3,000,000		3,593,940
Harris County Cultural Education Facilities Finance Corporation, HR (Texas Children's Hospital Project)	5.25	10/1/29	4,000,000		4,556,360
Harris County Health Facilities Development Corporation, HR (Memorial Hermann Healthcare System) (Prerefunded)	7.25	12/1/18	7,000,000	[b]	8,246,910
Houston, Combined Utility System First Lien Revenue	5.00	11/15/28	4,000,000		4,860,360
Houston Community College System, Limited Tax GO	5.00	2/15/29	4,000,000		4,771,880
Love Field Airport Modernization Corporation, Special Facilities Revenue (Southwest Airlines Company - Love Field Modernization Program Project)	5.00	11/1/28	4,450,000		4,981,508
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/31	7,895,000		9,099,619
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	2,420,000		2,621,465
North Texas Tollway Authority, Second Tier System Revenue (Prerefunded)	5.75	1/1/18	7,500,000	[b]	8,192,925
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/25	4,150,000		5,234,271
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/43	9,275,000		10,383,455
Socorro Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/29	4,080,000		4,918,236
Texas Transportation Commission, Central Texas Turnpike System First Tier Revenue	5.00	8/15/41	3,530,000		3,872,269
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue	5.00	8/15/31	5,000,000		5,766,550
				86,771,698
Utah - .2%
Metropolitan Water District of Salt Lake and Sandy, Water Revenue Project Bonds	5.00	7/1/37	3,000,000		3,480,900

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Virginia - .7%
Danville Industrial Development Authority, HR (Danville Regional Medical Center) (Insured; AMBAC) (Escrowed to Maturity)	5.25	10/1/28	1,500,000	1,830,570
Virginia Housing Development Authority, Commonwealth Mortgage Revenue	5.00	10/1/26	8,250,000	8,528,520
				10,359,090
Washington - 3.6%
Port of Seattle, Intermediate Lien Revenue	5.00	4/1/40	4,000,000	4,441,640
Seattle, Drainage and Wastewater Improvement Revenue	5.00	9/1/27	5,000,000	5,958,800
Seattle, Municipal Light and Power Improvement Revenue	5.00	6/1/23	6,790,000	8,344,299
Washington, GO (Various Purpose)	5.00	7/1/27	3,500,000	4,371,465
Washington, GO (Various Purpose)	5.00	8/1/35	10,000,000	11,856,200
Washington, Motor Vehicle Fuel Tax GO	5.00	7/1/23	2,575,000	3,196,090
Washington Health Care Facilities Authority, Revenue (Providence Health and Services)	5.00	10/1/42	12,375,000	14,034,240
				52,202,734
Wisconsin - 2.6%
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/46	10,000,000	11,338,300
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Health Alliance Senior Credit Group) (Morgan Stanley Municipal Trust Program Residual Series 3337) Recourse	5.00	11/15/43	10,000,000	[e,f] 11,242,700
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000	5,637,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 2.6% (continued)
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000	3,383,970
Wisconsin Health and Educational Facilities Authority, Revenue (ProHealth Care, Inc. Obligated Group)	5.00	8/15/39	5,000,000	5,617,100
				37,219,070

Total Investments (cost $1,320,049,512)			99.5%	1,443,209,463
Cash and Receivables (Net)			0.5%	6,763,940
Net Assets			100.0%	1,449,973,403

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate security—interest rate subject to periodic change.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities were valued at $24,332,850 or 1.68% of net assets.
f Collateral for floating rate borrowings.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	21.2
Health Care	15.8
Utility-Electric	9.2
Utility-Water and Sewer	8.6
Special Tax	8.3
Education	7.3
State/Territory	5.4
Prerefunded	4.6
Industrial	1.9
Lease	1.9
City	1.8
Housing	1.7
County	1.3
Asset-Backed	.7
Resource Recovery	.2
Pollution Control	.1
Other	9.5
99.5

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2016 (Unaudited)

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments	1,320,049,512	1,443,209,463
	Interest receivable	16,092,795
	Receivable for investment securities sold	3,231,302
	Receivable for shares of Common Stock subscribed	67,283
	Prepaid expenses	46,403
		1,462,647,246
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 3(b)	886,777
	Cash overdraft due to Custodian	840,618
	Payable for investment securities purchased	5,230,784
	Payable for floating rate notes issued—Note 4	5,000,000
	Payable for shares of Common Stock redeemed	580,326
	Interest and expense payable related to floating rate notes issued—Note 4	5,378
	Accrued expenses	129,960
		12,673,843
	Net Assets ($)	1,449,973,403
	Composition of Net Assets ($):
	Paid-in capital	1,380,072,674
	Accumulated undistributed investment income—net	184,415
	Accumulated net realized gain (loss) on investments	(53,443,637)
	Accumulated net unrealized appreciation (depreciation) on investments	123,159,951
	Net Assets ($)	1,449,973,403
	Shares Outstanding
	(600 million shares of $.001 par value Common Stock authorized)	121,321,582
	Net Asset Value Per Share ($)	11.95

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 29, 2016 (Unaudited)

Investment Income ($):
Interest Income	28,432,394
Expenses:
Management fee—Note 3(a)	4,286,930
Shareholder servicing costs—Note 3(b)	700,804
Professional fees	61,106
Directors’ fees and expenses—Note 3(c)	52,796
Custodian fees—Note 3(b)	43,164
Prospectus and shareholders’ reports	23,116
Registration fees	14,645
Interest and expense related to floating rate notes issued—Note 4	12,595
Loan commitment fees—Note 2	10,544
Miscellaneous	35,841
Total Expenses	5,241,541
Less—reduction in fees due to earnings credits—Note 3(b)	(2,222)
Net Expenses	5,239,319
Investment Income—Net	23,193,075
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,945,051
Net unrealized appreciation (depreciation) on investments	24,389,056
Net Realized and Unrealized Gain (Loss) on Investments	29,334,107
Net Increase in Net Assets Resulting from Operations	52,527,182

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations ($):
Investment income—net	23,193,075	48,620,523
Net realized gain (loss) on investments	4,945,051	12,806,457
Net unrealized appreciation (depreciation) on investments	24,389,056	(23,258,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,527,182	38,168,131
Dividends to Shareholders from ($):
Investment income—net	(23,008,660)	(48,518,696)
Capital Stock Transactions ($):
Net proceeds from shares sold	33,761,364	42,301,969
Dividends reinvested	16,975,952	35,410,869
Cost of shares redeemed	(59,441,289)	(128,977,321)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(8,703,973)	(51,264,483)
Total Increase (Decrease) in Net Assets	20,814,549	(61,615,048)
Net Assets ($):
Beginning of Period	1,429,158,854	1,490,773,902
End of Period	1,449,973,403	1,429,158,854
Undistributed investment income—net	184,415	-
Capital Share Transactions (Shares):
Shares sold	2,840,811	3,585,781
Shares issued for dividends reinvested	1,431,682	3,002,470
Shares redeemed	(5,018,306)	(10,948,016)
Net Increase (Decrease) in Shares Outstanding	(745,813)	(4,359,765)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 29, 2016		Year Ended August 31,
(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.71	11.79	11.02	11.90	11.24	11.58
Investment Operations:
Investment income—net[a]	.19	.39	.42	.38	.42	.48
Net realized and unrealized gain (loss) on investments	.24	(.08)	.77	(.89)	.66	(.35)
Total from Investment Operations	.43	.31	1.19	(.51)	1.08	.13
Distributions:
Dividends from investment income—net	(.19)	(.39)	(.42)	(.37)	(.42)	(.47)
Dividends from net realized gain on investments	-	-	(.00)[b]	-	-	-
Total Distributions	(.19)	(.39)	(.42)	(.37)	(.42)	(.47)
Net asset value, end of period	11.95	11.71	11.79	11.02	11.90	11.24
Total Return (%)	3.69[c]	2.67	11.10	(4.52)	9.76	1.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	.72	.74	.72	.75	.75
Ratio of net expenses to average net assets	.73[d]	.72	.74	.72	.75	.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[d,e]	.01	.01	.01	.01	.01
Ratio of net investment income to average net assets	3.25[d]	3.32	3.71	3.18	3.64	4.30
Portfolio Turnover Rate	6.24[c]	14.65	19.04	23.67	27.88	24.24
Net Assets, end of period ($ x 1,000)	1,449,973	1,429,159	1,490,774	1,492,691	1,719,403	1,660,406

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the ”Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,443,209,463	-	1,443,209,463
Liabilities ($)
Floating Rate Notes††	-	(5,000,000)	-	(5,000,000)

† See Statement of Investments for additional detailed categorizations.
†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 29, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $59,459,480 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2015. If not applied, $4,454,313 of the carryover expires in fiscal year 2017 and $48,927,645 expires in fiscal year 2018. The fund has $3,335,905 of post-enactment short-term capital losses and $2,741,617 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2015 was as follows: tax-exempt income $48,512,208 and ordinary income $6,488. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million and prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 29, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund's average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 29, 2016, the fund was charged $422,802 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 29, 2016, the fund was charged $178,683 for transfer agency services and $9,960 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2,222.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2016, the fund was charged $43,164 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 29, 2016, the fund was charged $7,624 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 29, 2016, the fund was charged $5,294 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $691,316, Shareholder Services Plan fees $63,000, custodian fees $57,808, Chief Compliance Officer fees $4,412 and transfer agency fees $70,241.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 29, 2016, amounted to $114,430,554 and $88,397,051, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Inverse Floater Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 29, 2016 was approximately $5,000,000, with a related weighted average annualized interest rate of .51%.

At February 29, 2016, accumulated net unrealized appreciation on investments was $123,159,951, consisting of $123,800,608 gross unrealized appreciation and $640,657 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group and Performance Universe medians for the various periods, with generally at or above median performance in recent periods. The Board also noted that the fund’s yield performance was at or above the Performance Group median for eight of the ten one-year periods ended September 30th and at or above the Performance Universe median for nine of the ten one-year periods ended September 30th. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

For More Information

Dreyfus Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DRTAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0054SA0216

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)